Goodwill - Carrying amount of goodwill (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Movement in carrying amount of goodwill
Addition for acquisitions	$ 39,995,458
Balance at the end	39,995,458
Impairment of goodwill	$ 0